Post- Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	$ 0	$ (316)
Effect of changes in financial assumptions	155	(203)
Effect in experience assumptions	(310)	(105)
Return on plan assets (excluding interest income)	13	25
Total remeasurements recognized as other comprehensive loss	(142)	(599)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	$ (3,581)	$ (3,439)